Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Mar. 09, 2021	Mar. 01, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 11, 2021
Subsequent Event [Line Items]
Shared based compensation arrangements by share based payments award options granted in period			0	1,664,852
Share based compensation arrangements by share based payments award expiration period				7 years
Share based compensation arrangements by share based payment RSUs granted vesting rights percentage			33.00%	34.00%
Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Shared based compensation arrangements by share based payment award shares issued in period			14,137	1,559,418
Subsequent Event [Member]
Subsequent Event [Line Items]
Total estimated equity investments		$ 8.0
Payments for purchase of warrants		$ 0.4
Percentage of warrants or rights to be acquired in the targets common equity		2.40%
Target percentage of equity investment ownership percentage		34.50%
Subsequent Event [Member] | Private Placement [Member] | Artificial Intelligence Business [Member]
Subsequent Event [Line Items]
Total estimated equity investments		$ 4.6
Subsequent Event [Member] | Private Placement [Member] | Seven Percent Senior Secured Notes Due November 2025 [Member]
Subsequent Event [Line Items]
Debt instrument face amount					$ 75.0
Debt instrument interest rate stated percentage					7.00%
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member] | Non Executive Director [Member] | Twenty Twenty One Compensation [Member]
Subsequent Event [Line Items]
Shared based compensation arrangements by share based payments non option equity instruments granted	84,032
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member] | Certain Employees [Member] | Equity Bonus Awards [Member]
Subsequent Event [Line Items]
Shared based compensation arrangements by share based payments non option equity instruments granted	645,000
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member] | Signing Bonus [Member] | Executive Officer [Member]
Subsequent Event [Line Items]
Shared based compensation arrangements by share based payment award shares issued in period	50,000
Subsequent Event [Member] | Vested And Settle For Common Shares One Year After Date Of Grant [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Share based compensation arrangements by share based payment RSUs granted vesting rights percentage	50.00%
Subsequent Event [Member] | Remaining Vested And Settle For Common Shares Two Years After Date Of Grant [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Share based compensation arrangements by share based payment RSUs granted vesting rights percentage	50.00%
Subsequent Event [Member] | Stock Option Plan [Member]
Subsequent Event [Line Items]
Share based compensation arrangements by share based payments options granted wit an exercise price	$ 3.58
Share based compensation arrangements by share based payments award expiration period	7 years
Subsequent Event [Member] | Stock Option Plan [Member] | Consultants Of The Company [Member] | Equity Bonus Awards [Member]
Subsequent Event [Line Items]
Shared based compensation arrangements by share based payments award options granted in period	70,000
Subsequent Event [Member] | Grant Vest One Year After The Date Of Grant [Member]
Subsequent Event [Line Items]
Share based compensation arrangements by share based payment RSUs granted vesting rights percentage	34.00%
Subsequent Event [Member] | Grant Vest Two Years After The Date Of Grant [Member]
Subsequent Event [Line Items]
Share based compensation arrangements by share based payment RSUs granted vesting rights percentage	33.00%
Subsequent Event [Member] | Remaining Grant Vest Three Years After The Date Of Grant [Member]
Subsequent Event [Line Items]
Share based compensation arrangements by share based payment RSUs granted vesting rights percentage	33.00%